Borrowings (Details Narrative)																				1 Months Ended				9 Months Ended		12 Months Ended
	Apr. 02, 2024 USD ($)	Apr. 02, 2024 CNY (¥)	Mar. 29, 2024 USD ($)	Mar. 29, 2024 CNY (¥)	Mar. 28, 2024 USD ($)	Mar. 27, 2024 USD ($)	Mar. 25, 2024 USD ($)	Mar. 25, 2024 CNY (¥)	Jan. 16, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Oct. 30, 2023 USD ($)	Sep. 14, 2023 USD ($)	Mar. 11, 2023	Nov. 18, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 10, 2021	Sep. 01, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Apr. 02, 2024 CNY (¥)	Mar. 28, 2024 CNY (¥)	Mar. 27, 2024 CNY (¥)	Jan. 16, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Oct. 30, 2023 CNY (¥)	Oct. 20, 2023 USD ($)	Oct. 20, 2023 CNY (¥)	Sep. 21, 2023 USD ($)	Sep. 21, 2023 CNY (¥)	Sep. 14, 2023 CNY (¥)	Nov. 18, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Sep. 01, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)
Short-Term Debt [Line Items]
Repayment of loan																										$ 4,646,343		$ 6,028,058
Outstanding balance payoff remaining										$ 2,395,142	¥ 17,000,000
Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount						$ 1,878,235			$ 27,826			$ 353,287	$ 2,054,513					$ 154,832	$ 774,401														¥ 13,500,000	¥ 200,000				¥ 2,500,000	$ 365,245	¥ 2,600,000			¥ 15,000,000			¥ 1,000,000	¥ 5,000,000
Borrowings, interest rate						1.20%			3.00%			3.00%	2.50%					13.00%	1.00%
Borrowings, maturity date													Nov. 30, 2023				Dec. 31, 2023	Aug. 31, 2022	Jun. 15, 2021
Interest rate term																			Pursuant to the loan agreement, the interest rate will increase to 2% monthly if RLSP is in default of loan terms and the lender may further obtain 5% of RLSP’s ownership.
Borrowings, face amount										281,777																68,497		281,777		¥ 500,000					¥ 2,000,000
Repayment of loan			$ 1,252,156	¥ 9,000,000																$ 519,801	¥ 3,750,000	$ 1,780,578	¥ 13,000,000
Repayment of other loan | ¥																							¥ 15,000,000
Repayment of debt																								$ 207,920	¥ 1,500,000
Outstanding balance payoff remaining	$ 623,761	¥ 4,500,000
Outstanding balance loan amounted
Term Loan [Member] | Officer [Member]
Short-Term Debt [Line Items]
Borrowings, face amount										152,359								$ 247,732										152,359																		¥ 1,600,000
Borrowings, interest rate																		8.00%
Borrowings, maturity date														Dec. 31, 2023				Aug. 31, 2022
Repayment of loan																												28,263	$ 69,256
April 30, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount										267,689																260,288		267,689		1,900,000					1,900,000
September 1, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount										67,627																36,303		67,627		265,000					480,000
September 1, 2021 Term Loan [Member] | Officer [Member]
Short-Term Debt [Line Items]
Borrowings, face amount										183,881																178,797		183,881		1,300,000					1,300,000
Mortgages [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																$ 314,857																													¥ 2,000,000
Borrowings, maturity date																Nov. 19, 2023
Borrowings, face amount										288,348																79,239		288,348
Loans term																2 years
Mortgages [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount | ¥																																													¥ 2,300,000
Bank Loan [Member] | Fenghua Chunhu Branch [Member]
Short-Term Debt [Line Items]
Borrowings, face amount															$ 1,884,823																					$ 1,837,092	¥ 13,000,000				$ 1,837,092	¥ 13,000,000		¥ 13,000,000
Borrowings, interest rate															4.50%
Borrowings, maturity date															Sep. 22, 2023
Borrowings, face amount										1,831,553																		1,831,553
Bank Loan [Member] | Fenghua Chunhu Branch [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount															$ 3,440,000																													¥ 23,690,000
Bank Loan [Member] | Ningbo National Gaoxin Branch [Member]
Short-Term Debt [Line Items]
Borrowings, interest rate	3.55%	3.55%			3.55%
Outstanding balance loan amounted																										4,109,814	¥ 30,000,000
Bank loan	$ 2,772,272				$ 1,391,285																										¥ 20,000,000	¥ 10,000,000
Bank Loan [Member] | Minor Bank Service [Member]
Short-Term Debt [Line Items]
Interest expense																										356,438		237,581
October 2023 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount										$ 718,532																$ 212,340		$ 718,532		¥ 1,550,000					¥ 5,100,000
LOC [Member] | Industrial and Commercial [Member]
Short-Term Debt [Line Items]
Loans term							2 years	2 years
Line of credit							$ 7,750,000	¥ 56,000,000